Brighthouse Asset Allocation 100 Portfolio Annual Fund Operating Expenses - Brighthouse Asset Allocation 100 Portfolio	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.63%
Expenses (as a percentage of Assets)	0.71%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.63%
Expenses (as a percentage of Assets)	0.96%